Reconciliation of Financial Statements to Form 5500	12 Months Ended
May 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500 at May 31, 2025 and 2024:

	2025	2024
Net assets available for benefits per the financial statements	$5,896,144,242	$5,901,928,944
Benefits payable	(2,472,090)	(1,624,527)
Net assets available for benefits per Form 5500	$5,893,672,152	$5,900,304,417
The following is a reconciliation of the net decrease in net assets available for benefits per the financial statements to the Form 5500 for the year ended May 31, 2025:

2025
Net decrease in net assets per the financial statements	$(5,784,702)
Benefits payable at May 31, 2025	(2,472,090)
Benefits payable at May 31, 2024	1,624,527
Net decrease in net assets per Form 5500	$(6,632,265)